S000097582 [Member] Investment Strategy - S000097582 [Member]	Mar. 31, 2026
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]
The Fund is an actively managed exchange-traded fund (ETF). Under normal circumstances, the Fund invests at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in corporate debt instruments. Corporate debt instruments, including bonds and notes, are debt instruments or securities issued by corporations or other non-government entities. The Fund invests primarily in securities that, at the time of purchase, are rated as investment grade securities or in unrated securities determined to be of comparable quality. The Fund may also invest in debt instruments that, at the time of purchase, are rated below investment grade or are unrated but determined to be of comparable quality (commonly referred to as “high-yield” investments or “junk” bonds). The Fund expects its high-yield investments to be typically as high as 5% of its net assets, but the Fund could be above or below that range at times. Under normal circumstances, the Fund targets duration in the range of three to ten years.
While the Fund typically focuses its investments on debt instruments issued by U.S. corporate issuers and U.S. dollar-denominated debt instruments issued by non-U.S. corporate issuers, the Fund may also invest in non-U.S. dollar-denominated debt instruments issued by foreign corporate issuers. The Fund may also invest up to 20% of its net assets in debt instruments of U.S. and non-U.S. governments, their agencies, authorities or instrumentalities.
The Fund may also invest in asset-backed securities and mortgage-backed securities. The Fund may at times emphasize one or more sectors in selecting its investments. As of its most recent fiscal year end, the Fund had an investment emphasis in the financials sector.
The Fund may invest in privately placed and other securities or instruments that are purchased and sold pursuant to Rule 144A or other exemptions under the Securities Act of 1933, as amended, subject to certain regulatory restrictions.
The Fund may purchase or sell securities on a when-issued, delayed delivery or forward commitment basis. Such securities may include mortgage-backed securities acquired or sold in the “to be announced” (TBA) market and those in a dollar roll transaction.
The Fund may invest in derivatives, such as forward contracts, futures (including interest rate futures) and swaps (including credit default swaps, credit default swap indexes, and interest rate swaps) for hedging and investment purposes, and to manage interest rate and/or credit exposure of the Fund.
The Fund’s investment strategy may involve the frequent trading of portfolio securities.
The Fund is non-diversified, which means that it can invest a greater percentage of its assets in the securities of fewer issuers than can a diversified fund.